Consolidated Statements Of Net Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Net Income [Abstract]
Operating revenues	$ 814,204	$ 779,903	$ 761,893
Operating cost and expenses:
Operations and maintenance	309,310	288,556	283,561
Depreciation	125,290	123,054	118,414
Amortization	3,447	3,481	5,571
Taxes other than income taxes	55,057	50,453	52,685
Total operating expenses	493,104	465,544	460,231
Operating income	321,100	314,359	301,662
Other expense (income):
Interest expense, net	76,536	76,397	77,316
Allowance for funds used during construction	(6,219)	(5,134)	(2,275)
(Gain) loss on sale of other assets	(468)	4	(148)
Gain on extinguishment of debt	(678)
Equity loss in joint venture	35,177	3,989	2,665
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	216,752	239,103	224,104
Provision for income taxes	14,962	25,219	21,233
Income from continuing operations	201,790	213,884	202,871
Discontinued operations:
Income from discontinued operations before income taxes		32,155	28,311
Provision for income taxes		12,800	9,882
Income from discontinued operations		19,355	18,429
Net income attributable to common shareholders	$ 201,790	$ 233,239	$ 221,300
Income from continuing operations per share:
Basic	$ 1.14	$ 1.21	$ 1.15
Diluted	1.14	1.20	1.15
Income from discontinued operations per share:
Basic	0.00	0.11	0.10
Diluted	0.00	0.11	0.10
Net income per common share:
Basic	1.14	1.32	1.26
Diluted	$ 1.14	$ 1.31	$ 1.25
Average common shares outstanding during the period:
Basic	176,788	176,864	176,140
Diluted	177,517	177,763	176,814
Cash dividends declared per common share	$ 0.686	$ 0.634	$ 0.584